Consolidated Statement of Financial Position - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Goodwill	£ 6,899	£ 5,965	£ 6,392
Intangible assets	3,534	3,194	3,604
Investments in joint ventures	104	102	102
Other investments	151	141	137
Property, plant and equipment	198	194	223
Right of use assets	263	287	326
Deferred tax assets	455	431	469
Net pension assets	6	22
Derivative financial instruments	37	86	49
Non-current assets	11,647	10,422	11,302
Current assets
Inventories and pre-publication costs	212	197	209
Trade and other receivables	2,015	1,873	2,015
Derivative financial instruments	10	29	20
Cash and cash equivalents	114	111	162
Current assets	2,351	2,210	2,406
Assets held for sale	1		6
Total assets	13,999	12,632	13,714
Current liabilities
Trade and other payables	3,432	3,298	3,479
Derivative financial instruments	32	32	85
Borrowings	1,392	762	1,169
Taxation	450	560	612
Provisions	15	12	17
Current liabilities	5,321	4,664	5,362
Non-current liabilities
Derivative financial instruments	37	25	110
Borrowings	4,973	4,491	4,087
Deferred tax liabilities	830	738	1,137
Net pension obligations	439	350	636
Provisions	36	51	69
Non-current liabilities	6,315	5,655	6,039
Liabilities associated with assets held for sale	4		5
Total liabilities	11,640	10,319	11,406
Net assets	2,359	2,313	2,308
Capital and reserves
Share capital	290	224	226
Share premium	1,415	3,104	3,003
Shares held in treasury	(734)	(1,631)	(1,471)
Translation reserve	374	170	727
Other reserves	984	425	(215)
Shareholders’ equity	2,329	2,292	2,270
Non-controlling interests	30	21	38
Total equity	£ 2,359	£ 2,313	£ 2,308